Related party balances and transactions (Details) - USD ($)		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total		$ 136,437	$ 3,530,844
Bank Of Beijing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		March 2023
Collateral/Guarantee	[1]	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd
Total			2,899,728
Bank Of Beijing [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate		4.80%
Bank Of Beijing [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate		5.00%
B O C Fullerton Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		February 2024
Interest rate		8.50%
Collateral/Guarantee	[2]	***
Total		$ 67,484	121,634
China Merchants Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		March 2023
Interest rate		4.30%
Collateral/Guarantee	[3]	Guarantee by Beijing Zhong Guan Chun Technology Finance Guarantee Co.
Total			434,959
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		August 2023
Interest rate		4.10%
Collateral/Guarantee	[4]	****
Total		$ 68,953	$ 74,523

[1]	Beijing SMEs Credit Re-guarantee Co., Ltd is a financial services company and provides credit re-guarantee business and short-term capital operation to small and medium enterprises. In addition, Qing Tang, the spouse of Yimin Wu, the Company’s Chairman of the Board of Directors and Chief Executive Officer, has provided real estate property as collateral of approximately $3.1 million (RMB 20,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure the guarantee with Bank of Beijing.
[2]	Yimin Wu and Qing Tang provided personal guarantees for the loan during the contract period.
[3]	Beijing Zhong Guan Chun Technology Finance Guarantee Co., Ltd is a financial services company and provides credit guarantee business and short-term capital operation to small business. Yimin Wu also provided a personal guarantee for the loan during the contract period.
[4]	Qi Gu was the co-borrower for the loan during the contract period.